Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases1 [Abstract]
Interest expense on lease liabilities	$ 67.8	$ 0.0
Short-term and low value lease costs	78.0	$ 0.0
Interest revenue on finance lease receivables	$ 14.7